Operating Segment Information and Concentrations of Risk (Tables)	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Operating Segments and Geographical Information

The following is the Company’s operating segment information:

	Net Sales to Customers Years Ended 31 March
(Millions of US dollars)	2016	2015	2014
North America & Europe Fiber Cement	$1,386.3	$1,276.5	$1,127.6
Asia Pacific Fiber Cement	341.9	380.4	366.2

Worldwide total	$1,728.2	$1,656.9	$1,493.8

	Income Before Income Taxes Years Ended 31 March
(Millions of US dollars)	2016	2015	2014
North America & Europe Fiber Cement[1]	$340.6	$285.9	$237.0
Asia Pacific Fiber Cement[1,6,7]	80.9	94.1	81.1
Research and Development[1]	(23.9)	(26.0)	(24.4)

Segments total	397.6	354.0	293.7
General Corporate[2]	(43.6)	(19.0)	(240.6)

Total operating income	354.0	335.0	53.1
Net interest expense[3]	(25.6)	(7.5)	(1.1)
Other income (expense)	2.1	(4.9)	2.6

Worldwide total	$330.5	$322.6	$54.6

	Total Identifiable Assets 31 March
(Millions of US dollars)	2016	2015

North America & Europe Fiber Cement	$944.0	$959.3
Asia Pacific Fiber Cement	297.4	279.8
Research and Development	13.6	20.7

Segments total	1,255.0	1,259.8
General Corporate[4,5]	785.4	784.7

Worldwide total	$2,040.4	$2,044.5

The following is the Company’s geographical information:

	Net Sales to Customers Years Ended 31 March
(Millions of US dollars)	2016	2015	2014
North America	$1,348.8	$1,238.5	$1,094.6
Australia	228.4	267.7	259.2
New Zealand	61.4	64.7	63.0
Other Countries	89.6	86.0	77.0

Worldwide total	$1,728.2	$1,656.9	$1,493.8

		Total Identifiable Assets 31 March
(Millions of US dollars)		2016	2015
North America		$925.1	$956.4
Australia		232.4	223.4
New Zealand		26.5	25.8
Other Countries		71.0	54.2

Segments total		1,255.0	1,259.8
General Corporate[4,5]		785.4	784.7

Worldwide total		$2,040.4	$2,044.5

1	Research and development expenditures are expensed as incurred and are summarized by segment in the following table:

	Years Ending 31 March
(Millions of US dollars)	2016	2015	2014
North America & Europe Fiber Cement	$6.6	$6.1	$9.6
Asia Pacific Fiber Cement	1.2	1.4	1.3
Research and Development[a]	21.7	24.2	22.2

	$29.5	$31.7	$33.1

a The Research and Development segment also included selling, general and administrative expenses of US$2.2 million, US$1.8 million and US$2.2 million in fiscal years 2016, 2015 and 2014, respectively.

2	The principal components of General Corporate costs are officer and employee compensation and related benefits, professional and legal fees, administrative costs, and rental expense on the Company’s corporate offices. Also included in General Corporate costs are the following:

	Years Ended 31 March
(Millions of US dollars)	2016	2015	2014
Asbestos Adjustments	$5.5	$33.4	$(195.8)
AICF SG&A expenses	1.7	2.5	2.1

3	The Company does not report net interest expense for each operating segment as operating segments are not held directly accountable for interest expense. All net interest expense is included in the General Corporate costs. Included in net interest expense is net AICF interest expense (income) of US$0.3 million, US$(1.4) million and US$(2.9) million in fiscal years 2016, 2015 and 2014, respectively.

4	The Company does not report deferred tax assets and liabilities for each operating segment as operating segments are not held directly accountable for deferred income taxes. All deferred income taxes are included in General Corporate costs.

5	Asbestos-related assets at 31 March 2016 and 2015 are US$619.8 million and US$657.3 million, respectively, and are included in the General Corporate costs.

6	Included in the Asia Pacific Fiber Cement segment for the year ended 31 March 2016 was a gain on the sale of the Australian Pipes business of US$1.7 million.

7	Included in the Asia Pacific Fiber Cement segment are adjustments to the provision for New Zealand weathertightness claims.

	Years Ended 31 March
(Millions of US dollars)	2016	2015	2014
New Zealand weathertightness claims (expense) / benefit	$(0.5)	$4.3	$(1.8)

Summary of Gross Sales by Major Customers

The following is gross sales generated by this customer, which is from the North America and Europe Fiber Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2016		2015		2014
		%		%		%
Customer A	$197.0	10.1%	$177.4	10.7%	$174.2	11.7%